Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of breakdown of the outstanding shares granted

Date		Quantity		Grant (1)
Grant	Vesting date	Shares granted (2)	Outstanding shares	Fair value of the shares

07/01/22	07/01/25	4,703,472	1,370,135	14.11
06/01/23	06/01/26	4,758,877	3,424,764	7.38
07/01/23	07/01/26	2,108,504	1,324,205	8.98
04/01/24	04/01/27	2,323,377	2,478,285	16.35
07/01/24	07/01/27	1,086,352	1,114,967	19.54
		14,980,582	9,712,356
(1)	Amounts expressed in Brazilian Reais (R$).
(2)	Basis of shares granted before income tax deduction.

Schedule of roll forward granted options

Outstanding stocks as of December 31, 2023	9,234,128
Exercised / Delivered	(3,818,994)
Granted
Restricted stocks - April 2024	2,323,377
Restricted stocks - July 2024	1,086,352
Forfeiture (1) :
Restricted stocks – grant of July, 2024	(24,511)
Restricted stocks – grant of July, 2023	(207,876)
Restricted stocks – grant of June, 2023	(56,848)
Restricted stocks – grant of July, 2022	(101,252)
Restricted stocks – grant of July, 2021	(11,990)
True up:
Performance stocks	1,289,970
Outstanding stocks as of December 31, 2024	9,712,356
(1)	The forfeitures are related to the resignation of eligible executive before the end of the vesting period.